Equity (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Class of Stock [Line Items]
Maximum leverage ratio to allow distribution to shareholder	0.67
Minimum coverage ratio to allow distribution to shareholder	2.50
Retained earnings / (deficit)	$ (2,740.0)	$ (2,739.0)
Common stock, shares authorized | shares	1,500	1,500
Common stock, shares outstanding | shares	1	1
Accounts Payable, Related Parties, Current	$ 14.8	$ 11.0
Non-cash capital contribution			$ 40.0
Proceeds from Contributions from Parent	(98.0)	0.0	0.0
Cash Contribution from Parent Company	150.0
Payment against tax receivable balance from Parent	$ 52.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Class of Stock [Line Items]
Common stock, shares authorized | shares	50,000,000
Common stock, shares outstanding | shares	41,172,173
Proceeds from Contributions from Parent	$ (150.0)
Other Paid-In Capital [Member]
Class of Stock [Line Items]
Non-cash capital contribution	0.0	$ 0.0	$ 40.0
Proceeds from Contributions from Parent	$ (98.0)